Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	£ 1,809	£ 1,780
Right of use assets	112	122
Intangible assets	26,211	26,855
Other Investments	82
Deferred tax assets	276	265
Post-employment benefit assets	36	36
Derivative financial instruments		65
Other non-current assets	71	114
Total non-current assets	28,597	29,237
Current assets
Inventories	1,190	1,408
Trade and other receivables	2,055	1,856
Cash and cash equivalents	2,250	1,044
Derivative financial instruments	130	23
Current tax receivables	93	91
Assets held for sale		396
Total current assets	5,718	4,818
Total assets	34,315	34,055
Current liabilities
Short-term borrowings	(1,487)	(656)
Trade and other payables	(3,705)	(3,526)
Other financial liability	(177)
Derivative financial instruments	(90)	(40)
Current tax payables	(235)	(288)
Short-term provisions	(118)	(130)
Total current liabilities	(5,812)	(4,640)
Non-current liabilities
Long-term borrowings	(8,640)	(8,800)
Deferred tax liabilities	(3,353)	(3,487)
Post-employment benefit obligations	(131)	(157)
Derivative financial instruments	(70)	(150)
Long-term provisions	(57)	(39)
Other non-current liabilities	(28)	(53)
Total non-current liabilities	(12,279)	(12,686)
Total liabilities	(18,091)	(17,326)
Net assets	16,224	16,729
Equity
Share capital	91	92
Other reserves	(11,197)	(10,960)
Retained earnings	27,272	27,474
Shareholders' equity	16,166	16,606
Non-controlling interests	58	123
Total equity	£ 16,224	£ 16,729